Temporary Equity and Stockholders' Deficiency - Schedule of Stock Option Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Options, Exercised		(432,187)	(716,249)
Options [Member]
Number of Options, Outstanding, Beginning	9,550,640	9,499,265	9,234,265
Number of Options, Granted	1,535,000	4,489,890	2,830,000
Number of Options, Exercised
Number of Options, Expired	(1,287,625)	(992,375)	(2,505,000)
Number of Options, Forfeited	(588,429)	(3,446,140)	(60,000)
Number of Options, Outstanding, Ending	9,209,586	9,550,640	9,499,265
Number of Options, Exercisable, Ending	3,839,088	2,827,029
Weighted Average Exercise Price, Outstanding, Beginning	$ 0.78	$ 1.65	$ 2.18
Weighted Average Exercise Price, Granted	0.61	0.39	0.65
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Expired	1.19	2.38	2.49
Weighted Average Exercise Price, Forfeited	0.59	2.20	1.62
Weighted Average Exercise Price, Outstanding, Ending	0.70	0.78	$ 1.65
Weighted Average Exercise Price, Exercisable, Ending	$ 0.95	$ 1.43
Weighted Average Remaining Life In Years, Outstanding Ending	3 years 3 months 19 days	3 years 6 months
Weighted Average Remaining Life In Years, Exercisable Ending	2 years 6 months	2 years 4 months 24 days
Intrinsic Value, Outstanding Ending
Intrinsic Value, Exercisable Ending